LONG-TERM INVESTMENTS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

As of March 31, 2025 and December 31, 2024, long-term investments, net consist of the following:

	March 31, 2025	December 31, 2024
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	$1,803,812	$1,719,770
Investment in a public entity with readily determinable fair value – related party	2,436,435	2,478,531
Investment in a public entity with readily determinable fair value	667,897	—
Less: accumulated impairment	(1,204,445)	(1,148,329)
Long-term investments, net	$3,703,699	$3,049,972

As of December 31, 2024 and 2023, long-term investments, net consist of the following:

	December 31, 2024	December 31, 2023
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	$1,719,770	$1,557,366
Investment in a public entity with readily determinable fair value – related party	2,478,531	—
Less: accumulated impairment	(1,148,329)	(707,932)
Long-term investments, net	$3,049,972	$849,434